SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 1,034	$ 1,152
Less: accumulated deprecation		(557)	(504)
Total property and equipment, net	$ 466	477	648
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		626	619
Leasehold Improvements, Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		171	351
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 237	$ 182